Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues (Note 3)	$ 202,165	$ 169,551
Expenses / (income), net:
Voyage expenses	6,018	7,782
Vessel operating expenses	36,945	37,594
Vessel operating expenses - related parties (Note 4)	5,959	5,212
General and administrative expenses (including $1,276 and $1,296 to related parties, for the six-month periods ended June 30, 2024 and 2023, respectively) (Note 4)	7,723	5,115
Vessel depreciation and amortization (Note 5)	46,538	40,053
Impairment of vessel	0	7,956
Gain on sale of vessels (Note 5)	(31,602)	0
Operating income, net	130,584	65,839
Other income / (expense), net:
Interest expense and finance cost	(65,465)	(49,190)
Other income, net	2,961	791
Total other expense, net	(62,504)	(48,399)
Partnership’s net income	68,080	17,440
General Partner’s interest in Partnership’s net income	428	297
Partnership’s net income allocable to unvested units	305	423
Common unit holders’ interest in Partnership’s net income	$ 67,347	$ 16,720
Net income per (Note 12):
Earnings Per Share, Basic	$ 1.23	$ 0.85
Earnings Per Share, Diluted	$ 1.23	$ 0.85
Weighted Average Number of Shares Outstanding, Basic	54,851,934	19,639,212
Weighted Average Number of Shares Outstanding, Diluted	54,851,934	19,639,212
Other comprehensive income:
Unrealized gain on derivative instruments (Note 8)	$ 179	$ 1,650
Partnership’s comprehensive income	$ 68,259	$ 19,090